Fair Values of Share Options Granted to Employees (Detail) (CNY)	12 Months Ended
Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Suboptimal exercise factor	1.5
Risk-free interest rates	3.42%
Expected volatility	50.98%
Expected dividend yield	2.50%
Estimated forfeiture rate	2.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of share options	15.75
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of share options	19.85